Other Accounts Receivable and Prepaid Expenses (Details) - Schedule of other accounts receivable and prepaid expenses - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of other accounts receivable and prepaid expenses [Abstract]
Government authorities	$ 144	$ 26
Advances to suppliers	384	580
Prepaid expenses	366	488
Accrued income	1	146
Other	82	71
Other accounts receivable and prepaid expenses	$ 977	$ 1,311